The Select Sector SPDR® Trust

One Lincoln Street

Boston, MA 02111

February 18, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	The Select Sector SPDR® Trust (“Registrant”)

File Nos.: 333-57791 and 811-08837

Dear Sir/Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Financial Services Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Real Estate Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 485(b) filing for the Registrant filed on January 28, 2016 (Accession No. 0001193125-16-442131).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee
Jesse D. Hallee
Secretary